Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
Changes in Number of Shares of Common Stock Issued and Outstanding

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2015, 2016 and 2017 have resulted from the following:

Number of shares
Balance at March 31, 2014	1,044,707,767
Exercise of stock acquisition rights	948,500
Conversion of zero coupon convertible bonds	124,116,993

Balance at March 31, 2015	1,169,773,260
Issuance of new shares	92,000,000
Exercise of stock acquisition rights	720,500

Balance at March 31, 2016	1,262,493,760
Exercise of stock acquisition rights	1,269,900

Balance at March 31, 2017	1,263,763,660

Changes in Accumulated Other Comprehensive Income, Net of Tax

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2014	127,509	(180,039)	(399,055)	(451,585)
Other comprehensive income before reclassifications	53,069	(22,552)	67,334	97,851
Amounts reclassified out of accumulated other comprehensive income*1	(14,351)	1,365	(1,544)	(14,530)

Net current-period other comprehensive income	38,718	(21,187)	65,790	83,321
Less: Other comprehensive income attributable to noncontrolling interests	12,074	(95)	5,040	17,019

Balance at March 31, 2015	154,153	(201,131)	(338,305)	(385,283)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2015	154,153	—	(201,131)	(338,305)	(385,283)
Other comprehensive income before reclassifications	45,527	1,914	(174,380)	(83,899)	(210,838)
Amounts reclassified out of accumulated other comprehensive income	(43,307)	(3,112)	2,627	—	(43,792)

Net current-period other comprehensive income	2,220	(1,198)	(171,753)	(83,899)	(254,630)
Less: Other comprehensive income attributable to noncontrolling interests	15,637	—	(1,145)	(1,087)	13,405

Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)
Other comprehensive income before reclassifications	(27,007)	5,028	54,513	(17,988)	14,546
Amounts reclassified out of accumulated other comprehensive income	(3,286)	(3,888)	8,719	—	1,545

Net current-period other comprehensive income	(30,293)	1,140	63,232	(17,988)	16,091
Less: Other comprehensive income attributable to noncontrolling interests	(16,192)	—	229	(2,495)	(18,458)

Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)

*1	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2015	2016	2017
Unrealized gains (losses) on securities	(10,515)	(19,598)	(4,560)	Financial services revenue
	(7,942)	(47,087)	(30)	Gain on sale of securities investments, net
	—	3,063	—	Loss on devaluation of securities investments

Total before tax	(18,457)	(63,622)	(4,590)
Tax expense or (benefit)	4,106	20,315	1,304

Net of tax	(14,351)	(43,307)	(3,286)

Unrealized gains (losses) on derivative instruments	—	(8)	—	Foreign exchange loss, net
	—	(3,104)	(5,583)	Cost of sales

Total before tax	—	(3,112)	(5,583)
Tax expense or (benefit)	—	—	1,695

Net of tax	—	(3,112)	(3,888)

Pension liability adjustment	2,615	2,867	13,044	*
Tax expense or (benefit)	(1,250)	(240)	(4,325)

Net of tax	1,365	2,627	8,719

Foreign currency translation adjustments	(1,544)	—	—	Foreign exchange loss, net
Tax expense or (benefit)	—	—	—

Net of tax	(1,544)	—	—

Total amounts reclassified out of accumulated other comprehensive income, net of tax	(14,530)	(43,792)	1,545

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

Net Income (Loss) Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests

Net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Net income (loss) attributable to Sony Corporation’s stockholders	(125,980)	147,791	73,289
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(2,483)	(12,776)	(53,927)

Change from net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	(128,463)	135,015	19,362